Summary Of Significant Accounting Policies - Schedule of Reconciliation of Operating Lease Commitments Under IAS 17 To Lease Liabilities Under IFRS 16 (Parenthetical) (Detail)	Apr. 01, 2019
Disclosure of financial assets [abstract]
Weighted average rate	0.55%